Income Taxes (Tables)	12 Months Ended
Jan. 31, 2013
Income Tax Disclosure [Abstract]
Components of Pre-Tax Loss/Income

 Components of pre-tax loss/income are as follows are as follows:

	Fiscal years ended January 31,
	2013	2012	2011
Pre-tax (loss)/income from continuing operations:
United States	$(89,838)	$821	$6,489
Non-United States	47,689	113,827	101,363

Total	$(42,149)	$114,648	$107,852

Provision for Taxes on Losses/Income from Continuing Operations

The provision for taxes on losses/income from continuing operations consists of the following:

	U.S. Federal	U.S. State	Foreign	Total
Fiscal year ended January 31, 2013
Current	$624	$89	$34,302	$35,015
Deferred	1,315	263	15,298	16,876

Total	$1,939	$352	$49,600	$51,891

Fiscal year ended January 31, 2012
Current	$592	$118	$52,658	$53,368
Deferred	(3,620)	(724)	(13,374)	(17,718)

Total	$(3,028)	$(606)	$39,284	$35,650

Fiscal year ended January 31, 2011
Current	$3,286	$657	$38,696	$42,639
Deferred	834	167	(10,411)	(9,410)

Total	$4,120	$824	$28,285	$33,229

Reconciliation of Company's Statutory Tax Rate to Effective Tax Rate

A reconciliation of the Company’s statutory tax rate to the effective tax rate were as follows:

	Fiscal years ended January 31,
	2013	2012	2011
Pre-tax (loss)/income from continuing operations	$(42,149)	$114,648	$107,852
Statutory income tax rate for the Company(1)	—	—	—
Foreign income tax differential	(22,417)	29,130	26,201
Goodwill and intangible assets impairment	34,379	852	672
Deferred tax rate change adjustment	24	525	(36)
Non-deductible expenses	3,691	3,366	2,325
Deferred tax assets related to amalgamations	(8,857)	(18,898)	—
Change in valuation allowance	45,925	18,776	7,412
Net impact of change in uncertain tax positions	860	2,340	(1,724)
Other	(1,714)	(441)	(1,621)

Provision for income taxes	$51,891	$35,650	$33,229

	Fiscal years ended January 31,
	2013	2012	2011
Statutory income tax rate for the Company(1)	—%	—%	—%
Increase/(decrease) in rate resulting from:
Foreign income tax differential	53.2	25.4	24.3
Goodwill and intangible assets impairment	(81.6)	0.7	0.6
Deferred tax rate change adjustment	(0.1)	0.5	—
Non-deductible expenses	(8.8)	2.9	2.2
Deferred tax assets related to amalgamations	21.0	(16.5)	—
Change in valuation allowance	(109.0)	16.4	6.9
Net impact of change in uncertain tax positions	(2.0)	2.0	(1.6)
Other	4.1	(0.3)	(1.6)

Effective income tax rate	(123.2)%	31.1%	30.8%

(1)	The statutory income tax rate in the British Virgin Islands, where the Company is incorporated, is nil.

Deferred Income Tax Assets and Deferred Income Tax Liabilities

The deferred income tax assets and deferred income tax liabilities at January 31, 2013 and 2012 resulted from temporary differences associated with the following:

	January 31,
	2013	2012
Gross deferred income tax assets:
Allowance for doubtful accounts	$2,859	$2,994
Provisions not currently deductible	19,287	24,103
Property, plant and equipment	2,064	1,768
Net operating loss carryforwards	57,884	50,120
Retirement benefits	4,222	3,577
Goodwill and intangible assets	37,338	21,997
Other	11,179	2,596

Total gross deferred income taxes assets	134,833	107,155
Gross deferred income tax liabilities:
Property, plant and equipment	(7,961)	(7,464)
Goodwill and intangible assets	(21,693)	(24,185)
Other	(2,775)	(2,123)

Total gross deferred income tax liabilities	(32,429)	(33,772)
Valuation allowance	(89,436)	(43,511)

Net deferred income tax asset	$12,968	$29,872

Summary of Current and Non-Current Portions of Deferred Income Tax Assets and Liabilities

The deferred income tax assets and deferred income tax liabilities recognized in the consolidated balance sheets were as follows:

	January 31,
	2013	2012
Current deferred tax asset	$19,595	$20,372
Non-current deferred tax asset	25,802	43,272
Current deferred tax liability	2,775	1,927
Non-current deferred tax liability	29,654	31,845